Debt Maturities of Long-term Debt (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Rolling Twelve Months	$ 6.7
Long-term Debt, Maturities, Repayments of Principal in Year Two	6.7
Long-term Debt, Maturities, Repayments of Principal in Year Three	40.1
Long-term Debt, Maturities, Repayments of Principal in Year Four	151.9
Long-term Debt, Maturities, Repayments of Principal in Year Five	0.0
Repayments of Long-term Debt, Long-term Capital Lease Obligations, and Capital Securities	$ 205.4